LEASES (Tables)	12 Months Ended
Dec. 31, 2023
LEASES
Summary of leases

($ thousands)	December 31, 2023	December 31, 2022
Assets
Operating right-of-use assets	$24,996	$20,556

Liabilities
Current operating lease liabilities	$12,087	$13,664
Non-current operating lease liabilities	14,333	9,262
Total lease liabilities	$26,420	$22,926

Weighted average remaining lease term (years)
Operating leases	3.3	2.4

Weighted average discount rate
Operating leases	6.4%	3.7%

($ thousands)	2023	2022
Operating lease cost	$13,311	$12,409
Variable lease cost	4,754	3,847
Short-term lease cost	7,425	7,163
Sublease income	(1,578)	(1,091)
Total	$23,912	$22,328

($ thousands)	2023	2022
Cash amounts paid to settle lease liabilities:
Operating cash flow used for operating leases	$14,514	$10,552
Right-of-use assets obtained/(terminated) in exchange for lease liabilities:
Operating leases	$16,369	$5,651

Summary of maturity of leases

($ thousands)	Operating Leases
2024	$13,405
2025	8,893
2026	3,245
2027	1,744
2028	918
After 2028	727
Total lease payments	$28,932
Less imputed interest	(2,512)
Total discounted lease payments	$26,420
Current portion of lease liabilities	$12,087
Non-current portion of lease liabilities	$14,333